SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details Narrative
Allowance for Returns	$ 34,713	$ 0
Deferred Revenue	701,929
Rebate Expense	$ 19,915	$ 0